SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Emerging Markets Equity Fund

Wells Fargo Advantage Emerging Markets Equity Select Fund

  (Each, a “Fund” and together, the “Funds”)

Effective immediately, Richard Peck, CFA is added as a Portfolio Manager for each Fund. A biographical description for Mr. Peck is included among the Portfolio Manager biographies listed for each Fund as follows:

“Mr. Peck joined Wells Capital in 2010, where he currently serves as a Portfolio Manager with the Berkeley Street Emerging Markets Equity team. Prior to joining Wells Capital, he served as an emerging markets equity research analyst at Fidelity Management & Research and American Century Investments focusing on the Latin American equity markets.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in each Fund’s Statement of Additional Information is amended to add the following information:

Richard Peck, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Peck became portfolio manager of the Fund in May 2014. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Richard Peck, CFA	Emerging Markets Equity Fund	$0

Portfolio Manager	Fund	Beneficial Ownership
Richard Peck, CFA	Emerging Markets Equity Select Fund	$0

May 2, 2014                                                                                                                            IER054/P301SP